BROKERAGE COMMISSION AND HANDLING CHARGE INCOME (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Schedule of brokerage commission and handling charge income

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)

Brokerage commission income	1,702,484	1,618,637
Handling charge income	420,195	382,609
Total	2,122,679	2,001,246

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Brokerage commission income	2,454,219	2,388,788
Handling charge income	601,872	570,262
Total	3,056,091	2,959,050